Earnings/(loss) per share (Computation of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss)	¥ 2,129,058	$ 310,214	¥ 1,389,242	¥ (772,963)
Add: Net loss/(income) attributable to noncontrolling interests | ¥	139		(4,667)	4,916
Less: Deemed dividend to mezzanine classified noncontrolling interests | ¥	(132,202)		(99,507)	(15,717)
Net income/(loss) attributable to 58.com Inc. ordinary shareholders	¥ 1,996,995	$ 290,972	¥ 1,285,068	¥ (783,764)
Denominator:
Weighted average number of ordinary shares used in computing net earnings/(loss) per share—basic | shares	294,902,518	294,902,518	291,475,725	286,975,068
Weighted average number of ordinary shares used in computing net earnings/(loss) per share—diluted | shares	299,711,258	299,711,258	295,304,995	286,975,068
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - basic | (per share)	¥ 6.77	$ 0.99	¥ 4.41	¥ (2.73)
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - diluted | (per share)	6.66	0.97	4.35	(2.73)
Net earnings/(loss) per ADS attributable to ordinary shareholders-basic | (per share)	13.54	1.97	8.82	(5.46)
Net earnings/(loss) per ADS attributable to ordinary shareholders -diluted | (per share)	¥ 13.33	$ 1.94	¥ 8.70	¥ (5.46)